SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total		$ 1,037	$ 3,673
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Prepaid expenses	[1]		3,157	$ 454
Tax authorities			358	280
Proof of concept receivables			86	116
Other			72	70
Total			$ 3,673	$ 920

[1]	The prepaid expenses include